Income tax	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Income tax
7
. Income tax

All figures in £ millions	Notes	2025	2024	2023

Current tax

Charge in respect of current year		(108)	(132)	(105)

Adjustments in respect of prior years		(6)	60	20

Total current tax charge		(114)	(72)	(85)

Deferred tax

In respect of temporary differences		(9)	8	(11)

Other adjustments in respect of prior years		2	(11)	(17)

Total deferred tax charge	13	(7)	(3)	(28)

Total tax charge		(121)	(75)	(113)

The adjustments in respect of prior years in 2025 is primarily due to movements in provisions for tax uncertainties. In 2024, the difference is primarily driven by the State Aid provision release (see page
192
for further details), with 2024 and 2023 also being impacted by revising the previous year’s reported tax provision to reflect the tax returns subsequently filed.
The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the UK tax rate as follows:

All figures in £ millions	2025	2024	2023

Profit before tax	457	510	493

Tax calculated at UK rate (2025: 25%; 2024: 25%; 2023: 23.5%)	(114)	(127)	(116)

Effect of overseas tax rates	(3)	(1)	(1)

Effect of UK rate change	–	–	(1)

Net (expense)/income not subject to tax	(5)	3	(3)

Gains and losses on sale of businesses not subject to tax	–	–	5

Unrecognised tax losses	6	2	1

State Aid provision release	–	63	–

Movement in provisions for tax uncertainties – current year	(1)	(1)	(2)

Movement in provisions for tax uncertainties – prior years	(4)	(12)	1

Other prior year adjustments	–	(2)	3

Total tax charge	(121)	(75)	(113)

UK	(41)	21	(54)

Overseas	(80)	(96)	(59)

Total tax charge	(121)	(75)	(113)

Tax rate reflected in earnings	26.5%	14.7%	23.0%

Key judgements

• The application of tax legislation in relation to provisions for uncertain tax positions.

Key areas of estimation

•
The level of provisions required in relation to uncertain tax positions is complex and each matter is separately assessed. The estimation of future settlement amounts is based on a number of factors including the status of the unresolved matter, clarity of legislation, range of possible outcomes and the statute of limitations.

Included in net (expense)/income not subject to tax is the benefit of available tax credits less the impact of foreign taxes not creditable, the tax impact of share-based payments and other expenses not deductible.
Factors which may affect future tax charges include changes in tax legislation, transfer pricing regulations, the level and mix of profitability in different countries, and settlements with tax authorities.
The 2024 State Aid provision release of £63m was a result of the Court of Justice of the European Union handing down its decision on 19 September 2024 determining that the United Kingdom controlled foreign company group financing partial exemption did not constitute State Aid. The Group had a receivable for the £97m tax and £8m interest on tax paid under the Charging Notices issued by HMRC in 2021. These amounts
were received in 2025, along with the anticipated additional interest paid on the tax amounts collected.
The movement in provisions for tax uncertainties primarily reflects reassessment of existing exposures based on currently available information and tax authority correspondence, releases due to the expiry of relevant statutes of limitation and settlement of certain audits. The current tax liability of £
47
m (2024: £32m) includes
£
46
m (2024: £35m) of provisions for tax uncertainties, whilst the net deferred income tax liability of £
31
m (2024: £11m) includes
£
21
m (2024: £25m) of provisions for tax uncertainties, both principally in respect of several matters in the US and the UK. This includes matters under enquiry from the UK tax authorities with the relevant years being 2019 to 2021.
The Group is currently under audit in several countries, and the timing of any resolution of these audits is uncertain. In most of these countries, tax years up to and including 2018 are now statute barred from examination by tax authorities, however, a balance
o
f £
17
m relates to certain remaining open issues. Of the remaining £
50
m balance, £
21
m relates to 2019
, £
8
m to 2020
, £
5
m to 2021
, £
3
m to 2022
, £
5
m to 2023
, £
6
m to 2024
and £
2
m to 2025
. T
he tax authorities may take a different view from management and the final liability may be greater or lower than provided.
Refer to note 33 for details of other uncertain tax positions.
The Group is within the scope of the UK legislation in relation to Pillar Two which was effective from 1 January 2024. Based on the most recent financial information available for the constituent entities in the Group, the Pillar Two effective tax rates in most of the jurisdictions in which the Group operates are above 15%. There are a limited number of jurisdictions where the transitional safe harbour relief does not apply, including jurisdictions that may not meet the 16% effective tax rate threshold required to qualify for the effective tax rate safe harbour test in FY25. However, the Group does not expect a material exposure to Pillar Two income taxes in those jurisdictions.

The tax benefit/(charge) recognised in other
comprehensive
income is as follows:

All figures in £ millions	2025	2024	2023

Net exchange differences on translation of foreign operations	–	2	–

Fair value gains on other financial assets	–	–	–

Remeasurement of retirement benefit obligations	(3)	(2)	20

	(3)	–	20